Debt (Institutional secured term & secured portfolio loans) (Details) - Secured $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) aircraft
Institutional secured term loans & secured portfolio loans
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	191
Credit facility amount outstanding | $	$ 7,303,496
Weighted average interest rate	3.62%
Hyperion
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	58
Credit facility amount outstanding | $	$ 1,050,000
Weighted average interest rate	3.69%
Vancouver (b)
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	20
Credit facility amount outstanding | $	$ 350,000
Weighted average interest rate	3.69%
Celtago & Celtago II
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	25
Credit facility amount outstanding | $	$ 1,095,174
Weighted average interest rate	3.43%
Cesium
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	15
Credit facility amount outstanding | $	$ 853,844
Weighted average interest rate	3.71%
Goldfish
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	13
Credit facility amount outstanding | $	$ 723,326
Weighted average interest rate	3.34%
Scandium
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	10
Credit facility amount outstanding | $	$ 678,953
Weighted average interest rate	3.96%
Rhodium
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	11
Credit facility amount outstanding | $	$ 594,619
Weighted average interest rate	3.46%
Other secured facilities
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	39
Credit facility amount outstanding | $	$ 1,957,580
Weighted average interest rate	3.65%